Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 34.5	$ 0.0
Accounts receivable, net of allowances	167.1	122.7
Accounts receivable due from related party	0.0	26.7
Inventories, net	293.8	227.0
Deferred income taxes	20.3	1.7
Prepaid expenses	28.0	0.8
Other current assets	7.6	4.2
Total Current Assets	551.3	383.1
Property, Plant and Equipment, Net	771.9	664.8
Pension assets	8.0	0.0
Intangible assets, net	30.3	29.0
Other non-current assets	2.6	1.9
Total Other Assets	40.9	30.9
Total Assets	1,364.1	1,078.8
Accounts payable, trade	120.2	86.4
Accounts payable due to related party	0.0	17.7
Salaries, wages and benefits	49.1	37.6
Accrued pension and postretirement cost	17.8	0.0
Income taxes payable	0.3	0.0
Other current liabilities	38.1	13.2
Total Current Liabilities	225.5	154.9
Long-term debt	185.2	30.2
Accrued pension and postretirement cost	119.1	0.0
Deferred income taxes	75.1	86.1
Other non-current liabilities	11.1	6.8
Total Non-Current Liabilities	390.5	123.1
Commitments and contingencies	0.0	0.0
Preferred shares, no par value; authorized 10.0 million shares, none issued	0.0	0.0
Common shares, no par value; authorized 200.0 million shares; issued 2014 - 45.7 million shares; 2013 - 0.0 shares	0.0	0.0
Additional paid-in capital	1,050.7	0.0
Net parent investment	0.0	801.2
Retained earnings	29.4	0.0
Treasury shares	(34.7)	0.0
Accumulated other comprehensive loss	(297.3)	(0.4)
Total Equity	748.1	800.8
Total Liabilities and Equity	$ 1,364.1	$ 1,078.8